Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment

14. Property, plant and equipment

FULLY OWNED	Land & leasehold improvements	Installation & machinery	Furniture, fixtures & vehicles	Other tangible assets	Total

	(Euro, in thousands)
Acquisition value
On January 1 , 2019	€5,011	€38,031	€3,452	€4,827	€51,321
Additions	273	6,382	649	15,076	22,380
Sales and disposals		(1,521)	(97)		(1,618)
Reclassifications		1,792	3	(1,795)	—
Reclassifications to right of use				(251)	(251)
Translation differences		(30)	22		(8)
On December 31, 2019	5,284	44,655	4,028	17,856	71,823
Additions	885	3,737	1,824	32,218	38,664
Sales and disposals	(51)	(1,096)	(81)		(1,228)
Reclassifications	10,625	(623)	2,084	(12,086)	—
Reclassifications to assets held for sale	(2)	(8,938)	(484)	(686)	(10,110)
Translation differences	(2)	(127)	(19)	(30)	(178)
On December 31, 2020	16,739	37,607	7,352	37,273	98,972
Additions	1,924	4,453	434	46,028	52,839
Sales and disposals		(1,001)	(1,177)	(9,316)	(11,494)
Reclassifications	7,273	5,210	1,175	(13,658)	—
Translation differences	195	1	45	(3)	238
On December 31, 2021	€26,131	€46,270	€7,829	€60,324	€140,555

Depreciations and impairment
On January 1 , 2019	€2,686	€23,403	€1,819	€275	€28,184
Depreciation	394	4,018	399	7	4,818
Sales and disposals		(1,521)	(99)		(1,620)
Reclassifications to right of use				(251)	(251)
Translation differences		(15)			(15)
On December 31, 2019	3,080	25,885	2,119	31	31,117
Depreciation	654	3,587	1,418	7	5,666
Sales and disposals	(51)	(1,058)	(77)		(1,186)
Reclassifications	46	(1,675)	1,629		—
Reclassifications to assets held for sale		(4,327)	(448)	(39)	(4,814)
Translation differences	(1)	(61)	(13)		(75)
On December 31, 2020	3,728	22,350	4,628	—	30,708
Depreciation	1,749	3,398	1,113		6,260
Impairment				9,316	9,316
Sales and disposals		(1,000)	(1,178)	(9,316)	(11,494)
Translation differences	28	1	18		47
On December 31, 2021	€5,505	€24,749	€4,582	€—	€34,837

Carrying amount
On December 31, 2019	€2,204	€18,770	€1,909	€17,825	€40,707
On December 31, 2020	€13,011	€15,257	€2,724	€37,273	€68,264
On December 31, 2021	€20,626	€21,521	€3,247	€60,324	€105,718

The other tangible assets primarily consist of assets under construction, mainly related to our new building in Leiden (the Netherlands), which are not yet available for use and therefore not yet depreciated as per December 31, 2021

In 2021 we recorded an exceptional impairment of €9.3 million on the other tangible fixed assets following our decision to reassess the construction project of our new future headquarter location in Mechelen (Belgium).

RIGHT-OF-USE	Land & building	Installation & machinery	Furniture, fixtures & vehicles	Total

	(Euro, in thousands)
Acquisition value

On January 1, 2019	€24,056	€219	€2,130	€26,406
Additions	3,270	84	1,176	4,530
Reclassifications to right of use		251		251
Translation differences	38			38
On December 31, 2019	27,364	554	3,307	31,225
Additions	18,341	186	2,932	21,459
Sales and disposals		(6)	(161)	(167)
Reclassifications to assets held for sale	(5,940)		(263)	(6,202)
Translation differences	(88)		(3)	(90)
On December 31, 2020	39,678	734	5,812	46,225
Additions	1,722	110	5,092	6,924
Sales and disposals	(4,160)	(251)	(722)	(5,133)
Translation differences	221		2	223
On December 31, 2021	€37,461	€593	€10,184	€48,239

Depreciations and impairment

On January 1, 2019	€—	€—	€—	€—
Depreciation	4,666	91	867	5,624
Reclassifications to right of use		251		251
Translation differences	4			4
On December 31, 2019	4,670	342	867	5,879
Depreciation	5,350	128	1,405	6,883
Sales and disposals		(6)	(161)	(167)
Reclassifications to assets held for sale	(1,334)		(115)	(1,448)
Translation differences	(36)		(1)	(36)
On December 31, 2020	8,651	464	1,995	11,111
Depreciation	5,466	161	2,296	7,923
Sales and disposals	(1,696)	(251)	(722)	(2,669)
Translation differences	79			79
On December 31, 2021	€12,500	€374	€3,569	€16,444

Carrying amount

On December 31, 2019	€22,694	€212	€2,440	€25,345
On December 31, 2020	€31,027	€270	€3,817	€35,113
On December 31, 2021	€24,961	€219	€6,615	€31,794

	December 31,
	2021	2020	2019
	(Euro, in thousands)
Carrying amount
Property, plant and equipment fully owned	€105,718	€68,264	€40,707
Right-of-use	31,794	35,113	25,345
Total property, plant and equipment	€137,512	€103,378	€66,052

There are no pledged items of property, plant and equipment. There are also no restrictions in use on any items of property, plant and equipment.